Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expenses

The income tax expenses comprise:

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Current income tax expense	6,225	3,439	480
Deferred income tax expense (benefit)	1,448	(831)	(116)
Income tax expenses	7,673	2,608	364

Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate

A reconciliation of the differences between the statutory tax rate and the effective tax rate for CIT for the six months ended June 30, 2024 and 2025 is as follows:

	For the six months ended June 30,
	2024	2025
Income tax computed at PRC statutory tax rate	25.0%	25.0%
Effect of tax-preferential entities	(8.2)%	50.6%
Non-deductible expenses and others	0.7%	(54.5)%
Income tax expense	17.5%	21.1%

Schedule of Components of Deferred Taxes

The components of deferred taxes are as follows:

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Allowance for credit losses	3,870	4,163	581
Net operating losses carried forward	3,635	3,450	482
Total deferred tax assets	7,505	7,613	1,063

The components of deferred tax liabilities are as follows:

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax liabilities
Intangible assets acquired through acquisition	58,400	57,691	8,053
Total deferred tax liabilities	58,400	57,691	8,053